Acquisition of Construction Services Businesses - Preliminary Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2014
Business Acquisition [Line Items]
Goodwill	$ 143,160,000	$ 17,810,000
Link-Line, W.S. Nicholls, and Brigadier [Member]
Business Acquisition [Line Items]
Cash, cash equivalents, and restricted cash			3,000,000
Contracts receivable and other receivables			62,000,000
Property, plant and equipment			17,000,000
Other assets			17,000,000
Intangible assets			52,000,000
Goodwill	125,000,000		130,000,000
Total assets acquired			281,000,000
Current liabilities			39,000,000
Deferred income tax-long-term			17,000,000
Other long-term liabilities			4,000,000
Net assets acquired			$ 221,000,000